Current and Non-current Distinction	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Current and Non-current Distinction
51	CURRENT AND NON-CURRENT DISTINCTION
The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, and derivative financial instruments, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2021 and 2020.

	At March 31, 2021
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥2,455,982	¥97,486	¥2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,666,696	71,376	11,738,072
Financial assets at fair value through profit or loss	1,905	1,742,943	1,744,848
Investment securities:
Debt instruments at amortized cost	36,133	35,882	72,015
Debt instruments at fair value through other comprehensive income	8,247,653	18,144,982	26,392,635
Equity instruments at fair value through other comprehensive income	—	4,586,811	4,586,811
Loans and advances	35,544,062	62,170,876	97,714,938
Other financial assets	4,076,649	173,805	4,250,454
Liabilities:
Deposits	¥151,262,640	¥4,231,014	¥155,493,654
Call money and bills sold	1,368,515	—	1,368,515
Repurchase agreements and cash collateral on securities lent	18,446,671	63,235	18,509,906
Financial liabilities designated at fair value through profit or loss	97,768	141,751	239,519
Borrowings	7,911,265	11,512,090	19,423,355
Debt securities in issue	3,533,310	7,695,290	11,228,600
Other financial liabilities	8,412,259	4,789	8,417,048

	At March 31, 2020
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥854,548	¥43,708	¥898,256
Reverse repurchase agreements and cash collateral on securities borrowed	13,676,260	69,736	13,745,996
Financial assets at fair value through profit or loss	298,350	1,180,006	1,478,356
Investment securities:
Debt instruments at amortized cost	287,432	33,339	320,771
Debt instruments at fair value through other comprehensive income	5,578,741	12,475,423	18,054,164
Equity instruments at fair value through other comprehensive income	—	3,489,451	3,489,451
Loans and advances	32,884,236	61,787,582	94,671,818
Other financial assets	4,109,546	120,132	4,229,678
Liabilities:
Deposits	¥133,891,776	¥4,539,642	¥138,431,418
Call money and bills sold	3,740,540	—	3,740,540
Repurchase agreements and cash collateral on securities lent	15,455,782	—	15,455,782
Borrowings	10,482,673	6,638,689	17,121,362
Debt securities in issue	3,009,936	7,975,112	10,985,048
Other financial liabilities	7,146,795	3,456	7,150,251